Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Expenses and Other Current Liabilities
Amounts due to third-parties	¥ 19,594	$ 2,696	¥ 30,142
Income tax payables	11,447	1,575	11,121
Other tax payables	1,698	234	17,206
Salary and welfare payables	6,306	868	17,210
Deposits received from ride-hailing drivers	3,029	417	3,781
Purchase consideration payable	15,734	2,165	15,784
Others	4,164	573	12,888
Total	¥ 61,972	$ 8,528	¥ 108,132